Common Stock Options	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Common Stock Options
Common Stock Options

Note 14 – Common Stock Options

Stock Incentive Plan

Our board of directors and shareholders adopted the 2022 Equity Plan on January 1, 2022. The 2022 Equity Plan allows for the grant of a variety of equity vehicles to provide flexibility in implementing equity awards, including nonqualified stock options, incentive stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, performance units, incentive bonus awards, other cash-based awards and other stock-based awards. The number of shares reserved for issuance under the 2022 Equity Plan was initially an aggregate of 600,000 shares, as adjusted on June 15, 2023 in connection with the Company’s reverse stock split, subject to annual increases under the plan. There were 563,470 options with a weighted average exercise price of $2.39 per share, and a weighted average remaining life of approximately 9 years, outstanding as of March 31, 2024.

Common Stock Options Issued for Services

On February 22, 2024, the Company granted options to purchase an aggregate 315,000 shares of the Company’s common stock, having an exercise price of $1.92 per share, exercisable over a 10-year term, to a total of six employees, including options to purchase 140,000 and 75,000 shares issued to the Company’s CEO and CFO, respectively. The options vested immediately. The aggregate estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 41% and a call option value of $0.8581, was $270,296.

On February 22, 2024, the Company also granted options to purchase an aggregate 79,166 shares of the Company’s common stock, having an exercise price of $1.92 per share, exercisable over a 10-year term, to a total of three of the Company’s directors. The options vested immediately. The aggregate estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 41% and a call option value of $1.1407, was $90,306.

BRANCHOUT FOOD INC.

NOTES TO THE CONDENSED FINANCIAL STATEMENTS

(Unaudited)

Note 19 – Common Stock Options

Stock Incentive Plan

Our board of directors and shareholders adopted our 2022 Omnibus Equity Incentive Plan on January 1, 2022 (the “2022 Plan”). Our 2022 Plan allows for the grant of a variety of equity vehicles to provide flexibility in implementing equity awards, including nonqualified stock options, incentive stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, performance units, incentive bonus awards, other cash-based awards and other stock-based awards. The number of shares reserved for issuance under the 2022 Equity Plan was initially an aggregate of 600,000 shares, as adjusted on June 15, 2023 in connection with the Company’s reverse stock split, subject to annual increases under the plan. There were 169,304 options with a weighted average exercise price of $3.47 per share outstanding as of December 31, 2023.

BRANCHOUT FOOD INC.

NOTES TO FINANCIAL STATEMENTS

Common Stock Options Issued for Services

On October 24, 2023, the Company granted options to purchase an aggregate 42,500 shares of the Company’s common stock, having an exercise price of $1.60 per share, exercisable over a 10-year term, to a total of four employees. The options will vest one-year from the date of grant. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 93% and a call option value of $0.7118, was $30,253. The options are being expensed over the vesting period, resulting in $5,672 of stock-based compensation expense during the year ended December 31, 2023. As of December 31, 2023, a total of $24,581 of unamortized expenses are expected to be expensed over the remaining vesting period.

On August 8, 2023, the Company granted options to purchase an aggregate 30,000 shares of the Company’s common stock under the 2022 Plan, having an exercise price of $6.00 per share, exercisable over a 10-year term, to the chairman of the audit committee. The options will vest monthly over a one-year period. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 39% and a call option value of $0.1644, was $4,932. The options are being expensed over the vesting period, resulting in $1,952 of stock-based compensation expense during the year ended December 31, 2023. As of December 31, 2023, a total of $2,980 of unamortized expenses are expected to be expensed over the remaining vesting period.

On August 8, 2023, the Company granted options to purchase an aggregate 30,000 shares of the Company’s common stock under the 2022 Plan, having an exercise price of $2.51 per share, exercisable over a 10-year term, to one of its directors. The options will vest monthly over a one-year period. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 39% and a call option value of $0.7885, was $23,655. The options are being expensed over the vesting period, resulting in $9,364 of stock-based compensation expense during the year ended December 31, 2023. As of December 31, 2023, a total of $14,291 of unamortized expenses are expected to be expensed over the remaining vesting period.

On February 28, 2023, the Company awarded fully vested options to purchase 16,000 shares of common stock under the 2022 Plan at an exercise price equal to $4.125 per share, exercisable over a ten-year period to an employee. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 50% and a call option value of $2.0249, was $32,399. The options were expensed as stock-based compensation expense during the year ended December 31, 2023.

On September 19, 2022, the Company awarded options to purchase 10,004 shares of common stock under the 2022 Plan at an exercise price equal to $4.125 per share, exercisable over a ten-year period to an employee. One fourth of the options vest one year from the grant date, and the remaining shares vest monthly over a thirty-six (36) month period from the 1-year anniversary of the grant date. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 39% and a call option value of $1.715, was $17,155. The options are being expensed over the vesting period, resulting in $4,288 and $1,201 of stock-based compensation expense during the years ended December 31, 2023 and 2022, respectively. As of December 31, 2023, a total of $11,666 of unamortized expenses are expected to be expensed over the vesting period.

On January 2, 2022, the Company awarded options to purchase 40,800 shares of common stock under the 2022 Plan at an exercise price equal to $4.125 per share, exercisable over a ten-year period to an employee. The options vest monthly over a twenty-four (24) month period, with the initial vesting commencing on January 2, 2022. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 29% and a call option value of $1.1578, was $47,239. The options were expensed over the vesting period, resulting in $23,619 and $23,620 of stock-based compensation expense during the years ended December 31, 2023 and 2022, respectively.

On January 1, 2022, the Company awarded options to purchase 57,600 shares of common stock under the 2022 Plan at an exercise price equal to $4.125 per share, exercisable over a ten-year period to the Company’s then Chief Financial Officer. The options vest monthly over an eighteen (18) month period, with the initial vesting commencing on January 1, 2022. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 29% and a call option value of $1.1531, was $66,419. The options were expensed over the vesting period, resulting in $23,619 and $44,280 of stock-based compensation expense during the years ended December 31, 2023 and 2022, respectively. The options terminated 90 days from the employee’s terminated services, on November 14, 2023.

BRANCHOUT FOOD INC.

NOTES TO FINANCIAL STATEMENTS

The following is a summary of information about the Stock Options outstanding at December 31, 2023.

Shares Underlying
Shares Underlying Options Outstanding				Options Exercisable
Weighted
	Shares	Average	Weighted	Shares	Weighted
	Underlying	Remaining	Average	Underlying	Average
Range of	Options	Contractual	Exercise	Options	Exercise
Exercise Prices	Outstanding	Life	Price	Exercisable	Price
$1.60 – 6.00	169,304	7.4 years	$3.47	79,926	$4.59

The following is a summary of activity of outstanding stock options:

		Weighted
		Average
	Number	Exercise
	of Shares	Prices
Balance, December 31, 2021	-	$-
Options granted	108,404	4.125
Balance, December 31, 2022	108,404	4.125
Options granted	118,500	3.194
Options canceled	(57,600)	(4.125)
Balance, December 31, 2023	169,304	$3.639

Exercisable, December 31, 2023	79,926	$4.594